Balance Sheet (Unaudited) (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 3,387,428	$ 552,315
Accounts receivable	99,786	17,351
Prepaid expenses and other current assets	153,681	9,073
Inventory, net	110,625	16,809
Total current assets	3,751,520	595,548
Property and equipment, net	15,176	7,075
Intangible assets	696,429	760,714
Goodwill	69,782	69,782
Other assets	2,125	2,125
Total assets	4,535,032	1,435,244
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	170,977	294,187
Accrued expenses and other current liabilities	720,965	146,774
Total current liabilities	891,942	440,961
Notes payable - related party	297,820	297,820
Total liabilities	1,189,762	738,781
COMMITMENTS AND CONTINGENCIES (Note 7)
Stockholders' equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.001 par value, 200,000,000 and 100,000,000 shares authorized, 37,362,160 and 18,745,706 shares issued and outstanding at December 31, 2013 and 2012, respectively	37,362	18,746
Additional paid-in capital	10,606,810	3,375,116
Accumulated deficit	(7,298,902)	(2,697,399)
Total stockholders' equity	3,345,270	696,463
Total liabilities and stockholders' equity	$ 4,535,032	$ 1,435,244